SHARE-BASED COMPENSATION - Predecessor (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC		3 Months Ended
	Jan. 15, 2020 M shares	Mar. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Frequency of number of months for vesting		3
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares that can be issued | shares	559,000	559,000
Maximum term	10 years	10 years
Vesting period		4 years
Vesting percentage		25.00%
Additional vesting percentage		6.25%
Stock options | One year from the grant dates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Vesting percentage	25.00%
Stock options | Every three months thereafter for an additional three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Vesting percentage	6.25%
Frequency of number of months for vesting | M	3